UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-08659

The Henssler Funds, Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144
(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
 (Name and Address of Agent for Service)

With copy to:
 Paul Hastings LLP
1170 Peachtree Street, N.E.
Suite 100
Atlanta, GA 30309

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.42%
Consumer Discretionary - 12.27%
Automobiles - 2.33%
Thor Industries, Inc.	9,700	$1,003,950

Household Durables - 1.99%
Leggett & Platt, Inc.	17,900	854,188

Leisure Products - 2.25%
Polaris Industries, Inc.	7,400	622,118
Sturm Ruger & Co., Inc.	6,600	348,150
		970,268
Multiline Retail - 2.30%
Big Lots, Inc.	19,800	990,000

Specialty Retail - 3.40%
The Buckle, Inc.	27,230	575,915
Williams-Sonoma, Inc.	18,400	887,064
		1,462,979
Total Consumer Discretionary		5,281,385

Consumer Staples - 4.59%
Food Products - 2.17%
Cal-Maine Foods, Inc.	22,400	934,080

Tobacco - 2.42%
Universal Corp.	15,300	1,040,400

Total Consumer Staples		1,974,480

Energy - 3.50%
Energy Equipment & Services - 1.37%
TechnipFMC PLC(1)	17,500	588,350

Oil, Gas & Consumable Fuels - 2.13%
World Fuel Services Corp.	20,600	916,288

Total Energy		1,504,638

Financials - 23.07%
Banks - 5.32%
Commerce Bancshares, Inc.	10,554	596,618
Cullen/Frost Bankers, Inc.	7,500	670,500
East West Bancorp, Inc.	19,900	1,023,656
		2,290,774
Capital Markets - 1.97%
Waddell & Reed Financial, Inc. - Class A	47,000	848,350

Insurance - 8.11%
American Financial Group, Inc.	11,500	990,955
AmTrust Financial Services, Inc.	21,790	575,038
Everest Re Group, Ltd.	2,900	637,797
Reinsurance Group of America, Inc.	4,900	614,803
Torchmark Corp.	9,100	669,214
		3,487,807
Real Estate Investment Trust - 2.57%
National Health Investors, Inc.	7,700	569,723

	Shares	Value
Real Estate Investment Trust (continued)
Weingarten Realty Investors	15,000	$534,450
		1,104,173
Thrifts & Mortgage Finance - 5.10%
Beneficial Bancorp, Inc.	36,700	655,095
Capitol Federal Financial, Inc.	38,800	599,460
Northwest Bancshares, Inc.	55,200	942,264
		2,196,819
Total Financials		9,927,923

Health Care - 8.67%
Biotechnology - 1.56%
United Therapeutics Corp.(1)	4,100	670,883

Health Care Equipment & Supplies - 5.38%
Meridian Bioscience, Inc.	32,700	428,370
Teleflex, Inc.	6,000	1,006,380
Varex Imaging Corp.(1)	3,960	113,850
Varian Medical Systems, Inc.(1)	9,900	768,735
		2,317,335
Health Care Technology - 1.73%
Computer Programs & Systems, Inc.	32,900	743,540

Total Health Care		3,731,758

Industrials - 17.17%
Aerospace & Defense - 1.59%
Spirit AeroSystems Holdings, Inc. - Class A	11,400	684,570

Airlines - 1.48%
Alaska Air Group, Inc.	6,800	637,976

Commercial Services & Supplies - 3.08%
Copart, Inc.(1)	11,800	669,532
Rollins, Inc.	18,600	655,836
		1,325,368
Construction & Engineering - 1.51%
Fluor Corp.	11,700	649,350

Machinery - 2.54%
Lincoln Electric Holdings, Inc.	13,100	1,092,147

Road & Rail - 3.87%
JB Hunt Transport Services, Inc.	7,000	693,560
Landstar System, Inc.	11,500	972,900
		1,666,460
Trading Companies & Distributors - 3.10%
MSC Industrial Direct Co., Inc. - Class A	7,200	735,480
Watsco, Inc.	3,900	595,686
		1,331,166
Total Industrials		7,387,037

Information Technology - 16.20%
Electronic Equipment & Instruments - 5.92%
Avnet, Inc.	13,700	636,228
IPG Photonics Corp.(1)	8,900	1,023,411
OSI Systems, Inc.(1)	11,900	888,573
		2,548,212

	Shares	Value
Internet Software & Services - 1.50%
NIC, Inc.	26,900	$648,290

IT Services - 2.47%
Amdocs, Ltd.	9,700	569,487
Broadridge Financial Solutions, Inc.	7,400	492,322
		1,061,809
Semiconductors & Semiconductor - 2.11%
Synaptics, Inc.(1)	16,100	907,718

Software - 4.20%
ANSYS, Inc.(1)	6,300	587,538
FactSet Research Systems, Inc.	3,700	640,285
Synopsys, Inc.(1)	9,200	578,588
		1,806,411
Total Information Technology		6,972,440

Materials - 5.56%
Chemicals - 1.99%
Westlake Chemical Corp.	13,800	854,358

Containers & Packaging - 3.57%
Avery Dennison Corp.	12,000	876,240
Sonoco Products Co.	12,050	662,147
		1,538,387
Total Materials		2,392,745

Utilities - 7.39%
Electric Utilities - 1.82%
ALLETE, Inc.	12,000	784,200

Gas Utilities - 1.87%
New Jersey Resources Corp.	21,300	803,010

Multi Utilities - 1.98%
Vectren Corp.	15,500	850,795

Water Utilities - 1.72%
American States Water Co.	16,900	739,882

Total Utilities		3,177,887

TOTAL COMMON STOCKS
(COST $36,349,568)		42,350,293

SHORT TERM INVESTMENTS - 1.63%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 0.44%	702,715	702,715

TOTAL SHORT TERM INVESTMENTS
(COST $702,715)		702,715

TOTAL INVESTMENTS (100.05%)		43,053,008
(COST $37,052,283)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.05%)		(21,070)

NET ASSETS (100.00%)		$43,031,938

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$42,350,293	$–	$–	$42,350,293
Short-Term Investments	702,715	–	–	702,715
TOTAL	$43,053,008	$–	$–	$43,053,008

*	See Schedule of Investments for industry classification.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2017.

For the nine months ended January 31, 2017, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2017 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$6,487,558
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(486,833)
Net Unrealized Appreciation	$6,000,725
Tax Cost of Investments	$37,052,283

The differences between book and tax net unrealized appreciation are primarily attributable to wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 27, 2017

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 27, 2017